UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2015

Item 1. Reports to Stockholders

Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity® Inflation-Protected
Bond Index Central Fund

Semiannual Report

March 31, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

IPB-SANN-0515
1.938136.103

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Actual	.0021%	$ 1,000.00	$ 1,002.00	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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Investment Changes (Unaudited)

Coupon Distribution as of March 31, 2015
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	67.5	65.5
1 - 1.99%	18.8	20.8
2 - 2.99%	13.7	13.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of March 31, 2015
6 months ago
Years	5.6	5.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of March 31, 2015
6 months ago
Years	3.7	3.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of March 31, 2015*		As of September 30, 2014**
	U.S. Government and U.S. Government Agency Obligations 99.7%		U.S. Government and U.S. Government Agency Obligations 99.9%
	Net Other Assets (Liabilities) 0.3%		Net Other Assets (Liabilities) 0.1%
* Inflation Protected Securities	99.7%	** Inflation Protected Securities	99.9%

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	$ 9,957,521	$ 12,090,611
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	15,081,566	15,240,631
0.125% 4/15/17	16,971,053	17,283,965
0.125% 4/15/18	18,868,432	19,259,066
0.125% 4/15/19	18,737,000	19,066,183
0.125% 1/15/22	15,012,796	15,160,582
0.125% 7/15/22	15,484,447	15,670,740
0.125% 1/15/23	15,556,329	15,643,834
0.125% 7/15/24	15,367,000	15,155,638
0.25% 1/15/25	10,495,000	10,452,578
0.375% 7/15/23	15,430,597	15,846,498
0.625% 7/15/21	13,601,435	14,275,128
0.625% 1/15/24	15,394,200	16,064,094
1.125% 1/15/21	12,812,743	13,770,701
1.25% 7/15/20	11,202,349	12,158,044
1.375% 7/15/18	5,686,402	6,087,560
1.375% 1/15/20	7,289,657	7,888,779
1.625% 1/15/18	5,765,029	6,143,808
1.875% 7/15/19	6,011,108	6,635,229
2.125% 1/15/19	5,289,993	5,825,605
2.375% 1/15/17	6,367,931	6,749,510
2.5% 7/15/16	7,343,830	7,717,330
2.625% 7/15/17	5,459,631	5,930,525
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $281,283,173)	280,116,639
NET OTHER ASSETS (LIABILITIES) - 0.3%	752,109
NET ASSETS - 100%	$ 280,868,748
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $281,283,173)		$ 280,116,639
Cash		15,444
Receivable for investments sold		4,721,701
Receivable for fund shares sold		466,164
Interest receivable		430,884
Total assets		285,750,832

Liabilities
Payable for investments purchased	$ 4,747,682
Payable for fund shares redeemed	132,163
Other payables and accrued expenses	2,239
Total liabilities		4,882,084

Net Assets		$ 280,868,748
Net Assets consist of:
Paid in capital		$ 282,035,282
Net unrealized appreciation (depreciation) on investments		(1,166,534)
Net Assets, for 2,827,548 shares outstanding		$ 280,868,748
Net Asset Value, offering price and redemption price per share ($280,868,748 ÷ 2,827,548 shares)		$ 99.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Interest		$ (3,979,388)

Expenses
Custodian fees and expenses	$ 2,877
Independent directors' compensation	589
Total expenses before reductions	3,466
Expense reductions	(594)	2,872
Net investment income (loss)		(3,982,260)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(736,868)
Change in net unrealized appreciation (depreciation) on investment securities		5,329,712
Net gain (loss)		4,592,844
Net increase (decrease) in net assets resulting from operations		$ 610,584

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,982,260)	$ 2,875,517
Net realized gain (loss)	(736,868)	(4,016,372)
Change in net unrealized appreciation (depreciation)	5,329,712	488,668
Net increase (decrease) in net assets resulting from operations	610,584	(652,187)
Distributions to partners from net investment income	-	(128)
Affiliated share transactions Proceeds from sales of shares	24,613,215	83,636,043
Reinvestment of distributions	-	128
Cost of shares redeemed	(15,967,121)	(106,121,813)
Net increase (decrease) in net assets resulting from share transactions	8,646,094	(22,485,642)
Total increase (decrease) in net assets	9,256,678	(23,137,957)

Net Assets
Beginning of period	271,612,070	294,750,027
End of period	$ 280,868,748	$ 271,612,070
Other Affiliated Information Shares
Sold	247,770	833,628
Issued in reinvestment of distributions	-	1
Redeemed	(160,064)	(1,084,806)
Net increase (decrease)	87,706	(251,177)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 99.13	$ 98.55	$ 102.53	$ 100.00
Income from Investment Operations
Net investment income (loss) D	(1.417)	1.216	.964	.598
Net realized and unrealized gain (loss)	1.617	(.636)	(4.944)	1.932
Total from investment operations	.200	.580	(3.980)	2.530
Distributions from net investment income	-	- H	-	-
Net asset value, end of period	$ 99.33	$ 99.13	$ 98.55	$ 102.53
Total ReturnB, C	.20%	.59%	(3.88)%	2.53%
Ratios to Average Net Assets G
Expenses before reductions E	-%A	-%	-%	-%A
Expenses net of fee waivers, if any E	-%A	-%	-%	-%A
Expenses net of all reductions E	-%A	-%	-%	-%A
Net investment income (loss)	(2.86)%A	1.22%	.95%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 280,869	$ 271,612	$ 294,750	$ 651,112
Portfolio turnover rate	32%A	54%	95%	49%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period February 22, 2012 (commencement of operations) to September 30, 2012.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity® Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest, amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,077,201
Gross unrealized depreciation	(2,307,606)
Net unrealized appreciation (depreciation) on securities	$ (1,230,405)

Tax Cost	$ 281,347,044

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

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Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $589.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

5. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm

Fidelity® Investment
Grade Bond
Central Fund

Semiannual Report

March 31, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TP1-SANN-0515
1.807412.110

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

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	Annualized Expense Ratio B	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Actual	.0017%	$ 1,000.00	$ 1,032.90	$ .01
Hypothetical A		$ 1,000.00	$ 1,024.92	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
U.S. Government and U.S. Government Agency Obligations 36.8%	U.S. Government and U.S. Government Agency Obligations 54.8%
AAA 3.2%	AAA 2.7%
AA 4.3%	AA 2.3%
A 13.2%	A 7.9%
BBB 29.6%	BBB 26.9%
BB and Below 7.8%	BB and Below 2.5%
Not Rated 1.2%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 3.9%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of March 31, 2015
6 months ago
Years	7.5	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of March 31, 2015
6 months ago
Years	5.3	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of March 31, 2015*	As of September 30, 2014**
Corporate Bonds 45.4%	Corporate Bonds 32.3%
U.S. Government and U.S. Government Agency Obligations 36.8%	U.S. Government and U.S. Government Agency Obligations 54.8%
Asset-Backed Securities 1.9%	Asset-Backed Securities 0.9%
CMOs and Other Mortgage Related Securities 7.5%	CMOs and Other Mortgage Related Securities 7.0%
Municipal Bonds 3.4%	Municipal Bonds 1.7%
Other Investments 1.1%	Other Investments 0.8%
Short-Term Investments and Net Other Assets (Liabilities) 3.9%	Short-Term Investments and Net Other Assets (Liabilities) 2.5%

* Foreign investments	13.7%	** Foreign investments	7.2%
* Futures and Swaps	0.0%†	** Futures and Swaps	(0.5)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
†Amount represents less than 0.1%.

Semiannual Report

Investments March 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 1.0%
General Motors Co.:
3.5% 10/2/18	$ 6,330,000	$ 6,485,465
6.25% 10/2/43	1,080,000	1,323,067
General Motors Financial Co., Inc.:
2.625% 7/10/17	2,000,000	2,020,030
3% 9/25/17	4,633,000	4,719,869
3.15% 1/15/20	10,728,000	10,855,620
3.25% 5/15/18	3,325,000	3,387,344
3.5% 7/10/19	7,458,000	7,656,853
4.25% 5/15/23	3,750,000	3,884,850
4.375% 9/25/21	36,356,000	38,613,344
4.75% 8/15/17	3,460,000	3,644,072
		82,590,514
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,475,000	4,778,051
Media - 1.1%
COX Communications, Inc. 3.25% 12/15/22 (d)	2,216,000	2,247,760
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	5,356,000	6,169,748
Discovery Communications LLC 3.25% 4/1/23	821,000	817,609
News America Holdings, Inc. 7.75% 12/1/45	3,776,000	5,696,602
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	18,374,006
5.85% 5/1/17	2,001,000	2,176,102
8.25% 4/1/19	13,760,000	16,830,406
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	5,531,345
6.2% 3/15/40	7,609,000	9,728,023
Viacom, Inc. 4.25% 9/1/23	15,137,000	15,992,165
		83,563,766
TOTAL CONSUMER DISCRETIONARY		170,932,331
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	1,887,000	1,903,881
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.: - continued
2.7% 11/18/19	$ 4,256,000	$ 4,347,921
3.3% 11/18/21	5,048,000	5,196,982
		11,448,784
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,063,000	2,065,271
3.2% 1/25/23	1,735,000	1,707,918
The J.M. Smucker Co. 1.75% 3/15/18 (d)	5,162,000	5,182,803
		8,955,992
Tobacco - 0.9%
Altria Group, Inc.:
2.85% 8/9/22	4,116,000	4,091,814
4% 1/31/24	4,065,000	4,377,985
5.375% 1/31/44	6,961,000	8,141,913
9.25% 8/6/19	1,502,000	1,927,188
Reynolds American, Inc.:
3.25% 11/1/22	9,074,000	9,029,111
4.75% 11/1/42	13,658,000	14,089,429
6.15% 9/15/43	7,130,000	8,810,641
6.75% 6/15/17	6,895,000	7,650,154
7.25% 6/15/37	9,291,000	12,242,853
		70,361,088
TOTAL CONSUMER STAPLES		90,765,864
ENERGY - 7.1%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (d)	5,140,000	4,769,853
5.35% 3/15/20 (d)	4,099,000	3,994,562
5.85% 5/21/43 (d)(g)	14,119,000	10,306,870
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,549,511
Noble Holding International Ltd.:
4% 3/16/18	569,000	572,066
5.95% 4/1/25	3,629,000	3,543,664
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.: - continued
6.95% 4/1/45	$ 3,503,000	$ 3,320,662
Transocean, Inc. 5.05% 12/15/16	3,323,000	3,356,230
		33,413,418
Oil, Gas & Consumable Fuels - 6.7%
BP Capital Markets PLC:
1.674% 2/13/18	40,543,000	40,728,687
2.315% 2/13/20	27,304,000	27,533,162
4.5% 10/1/20	3,295,000	3,654,946
Cenovus Energy, Inc. 5.7% 10/15/19	6,118,000	6,819,784
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,582,307
2.7% 4/1/19	6,241,000	5,712,780
3.875% 3/15/23	9,216,000	8,296,050
5.6% 4/1/44	7,397,000	6,355,894
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	6,280,000	6,391,150
Enable Midstream Partners LP:
2.4% 5/15/19 (d)	2,382,000	2,334,179
3.9% 5/15/24 (d)	2,513,000	2,421,421
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	830,975
Enterprise Products Operating LP 2.55% 10/15/19	1,568,000	1,588,999
Kinder Morgan Energy Partners LP 2.65% 2/1/19	3,038,000	3,042,688
Kinder Morgan, Inc. 3.05% 12/1/19	5,248,000	5,300,081
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	3,057,185
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,694,000	1,873,918
MPLX LP 4% 2/15/25	1,128,000	1,137,026
Nakilat, Inc. 6.067% 12/31/33 (d)	2,653,000	3,087,429
Petro-Canada 6.05% 5/15/18	1,960,000	2,202,497
Petrobras Global Finance BV:
1.8806% 5/20/16 (g)	6,209,000	5,868,126
3.25% 3/17/17	12,368,000	11,409,480
4.375% 5/20/23	45,164,000	38,619,736
4.875% 3/17/20	22,800,000	20,474,400
5.625% 5/20/43	20,715,000	16,777,079
6.25% 3/17/24	1,950,000	1,838,460
7.25% 3/17/44	22,238,000	20,881,037
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	10,000,000	9,358,500
5.375% 1/27/21	10,882,000	9,871,606
5.875% 3/1/18	3,290,000	3,150,175
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
6.125% 10/6/16	$ 31,000,000	$ 30,914,440
Petroleos Mexicanos:
3.5% 7/23/20 (d)	69,400,000	70,961,500
4.5% 1/23/26 (d)	11,975,000	12,202,525
4.875% 1/18/24	5,463,000	5,782,586
5.5% 6/27/44	14,941,000	15,071,734
6.375% 1/23/45	21,014,000	23,493,652
6.5% 6/2/41	22,489,000	25,468,793
Phillips 66 Partners LP 2.646% 2/15/20	617,000	619,598
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	2,271,000	2,336,793
Southwestern Energy Co.:
3.3% 1/23/18	2,921,000	2,976,607
4.05% 1/23/20	5,300,000	5,476,782
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,705,400
Spectra Energy Partners, LP 2.95% 9/25/18	1,225,000	1,262,554
The Williams Companies, Inc.:
3.7% 1/15/23	2,215,000	2,047,548
4.55% 6/24/24	24,070,000	23,398,760
Western Gas Partners LP:
2.6% 8/15/18	6,735,000	6,833,951
5.375% 6/1/21	7,378,000	8,152,417
Williams Partners LP:
4.125% 11/15/20	1,086,000	1,131,401
4.3% 3/4/24	5,461,000	5,449,122
		521,485,920
TOTAL ENERGY		554,899,338
FINANCIALS - 25.4%
Banks - 12.3%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (d)	7,945,000	7,865,550
5.5% 7/12/20 (d)	32,172,000	33,478,183
Bank of America Corp.:
3.875% 3/22/17	2,890,000	3,022,888
4.25% 10/22/26	7,558,000	7,802,441
5.65% 5/1/18	3,780,000	4,192,394
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
5.75% 12/1/17	$ 11,300,000	$ 12,431,526
5.875% 1/5/21	3,255,000	3,804,493
Bank of America NA:
1.65% 3/26/18	10,647,000	10,671,893
5.3% 3/15/17	3,196,000	3,412,804
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (d)	29,838,000	29,868,166
2.3% 3/5/20 (d)	28,390,000	28,433,408
Barclays PLC:
2% 3/16/18	28,881,000	29,037,391
2.75% 11/8/19	6,297,000	6,359,038
Capital One NA:
1.65% 2/5/18	34,374,000	34,242,279
2.95% 7/23/21	10,312,000	10,458,678
Citigroup, Inc.:
1.8% 2/5/18	148,000,000	148,287,268
1.85% 11/24/17	14,763,000	14,864,688
2.4% 2/18/20	26,000,000	26,092,768
3.875% 3/26/25	15,450,000	15,533,523
4.05% 7/30/22	2,408,000	2,526,180
5.3% 5/6/44	10,891,000	12,243,194
5.5% 9/13/25	2,779,000	3,149,694
6.125% 5/15/18	3,790,000	4,264,997
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	5,925,000	6,224,509
Credit Suisse AG 6% 2/15/18	13,023,000	14,490,067
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (d)	7,788,000	7,841,488
3.75% 3/26/25 (d)	7,780,000	7,864,475
Discover Bank:
4.2% 8/8/23	9,938,000	10,511,274
7% 4/15/20	5,075,000	6,024,664
8.7% 11/18/19	1,160,000	1,428,745
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,274,535
8.25% 3/1/38	1,976,000	2,983,873
HBOS PLC 6.75% 5/21/18 (d)	3,118,000	3,487,994
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	4,122,884
5.25% 3/14/44	2,847,000	3,242,027
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Huntington Bancshares, Inc. 7% 12/15/20	$ 1,211,000	$ 1,469,010
Huntington National Bank:
1.7% 2/26/18	41,948,000	41,901,689
2.4% 4/1/20	56,000,000	56,423,472
ING Bank NV 5.8% 9/25/23 (d)	3,538,000	4,005,437
JPMorgan Chase & Co.:
3.875% 9/10/24	37,553,000	38,525,247
4.125% 12/15/26	50,863,000	52,729,570
KeyBank NA 6.95% 2/1/28	850,000	1,131,629
Marshall & Ilsley Bank 5% 1/17/17	6,030,000	6,374,144
Mizuho Bank Ltd. 1.8% 3/26/18 (d)	34,395,000	34,485,115
MUFG Americas Holdings Corp.:
1.625% 2/9/18	2,202,000	2,201,630
2.25% 2/10/20	7,416,000	7,430,380
Regions Bank:
6.45% 6/26/37	7,667,000	9,642,840
7.5% 5/15/18	18,822,000	21,877,413
Regions Financial Corp. 2% 5/15/18	6,384,000	6,377,067
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	34,517,000	36,212,164
6% 12/19/23	41,227,000	45,827,026
6.1% 6/10/23	22,609,000	25,142,497
6.125% 12/15/22	11,163,000	12,570,610
The Toronto Dominion Bank 1.625% 3/13/18	32,815,000	33,060,456
		959,927,375
Capital Markets - 5.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,458,000	8,447,478
4.25% 2/15/24	2,828,000	3,019,535
Deutsche Bank AG 4.5% 4/1/25	12,883,000	12,892,018
Deutsche Bank AG London Branch 1.875% 2/13/18	40,527,000	40,634,234
Goldman Sachs Group, Inc.:
1.748% 9/15/17	21,851,000	21,826,898
2.55% 10/23/19	75,150,000	76,210,893
2.625% 1/31/19	17,288,000	17,662,562
2.9% 7/19/18	10,067,000	10,402,624
5.25% 7/27/21	5,219,000	5,935,125
5.75% 1/24/22	5,977,000	6,977,299
5.95% 1/18/18	4,700,000	5,229,883
6.75% 10/1/37	18,359,000	24,108,561
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase & Co. 1.7% 3/1/18	$ 37,480,000	$ 37,625,048
Lazard Group LLC:
4.25% 11/14/20	5,574,000	5,957,095
6.85% 6/15/17	640,000	705,964
Morgan Stanley:
1.875% 1/5/18	7,500,000	7,550,235
2.125% 4/25/18	8,669,000	8,762,833
2.375% 7/23/19	15,182,000	15,295,273
2.65% 1/27/20	24,824,000	25,214,928
4.875% 11/1/22	27,262,000	29,774,520
5% 11/24/25	15,331,000	16,935,466
5.75% 1/25/21	13,341,000	15,573,390
6.625% 4/1/18	7,000,000	7,960,288
7.3% 5/13/19	3,747,000	4,482,596
Peachtree Corners Funding Trust 3.976% 2/15/25 (d)	8,000,000	8,115,464
UBS AG Stamford Branch 1.8% 3/26/18	11,503,000	11,533,138
		428,833,348
Consumer Finance - 1.2%
Discover Financial Services:
3.85% 11/21/22	4,015,000	4,119,245
3.95% 11/6/24	5,006,000	5,148,205
5.2% 4/27/22	3,503,000	3,900,485
Ford Motor Credit Co. LLC 1.461% 3/27/17	46,665,000	46,659,540
Hyundai Capital America:
1.625% 10/2/15 (d)	1,922,000	1,930,447
1.875% 8/9/16 (d)	1,801,000	1,816,561
2.125% 10/2/17 (d)	7,543,000	7,616,024
Hyundai Capital America Mtn Be 144A 2% 3/19/18 (d)	10,511,000	10,677,736
Synchrony Financial:
1.875% 8/15/17	1,832,000	1,833,161
3% 8/15/19	2,690,000	2,748,392
3.75% 8/15/21	4,062,000	4,212,034
4.25% 8/15/24	4,089,000	4,274,673
		94,936,503
Insurance - 2.1%
AFLAC, Inc. 2.4% 3/16/20	26,577,000	26,884,682
American International Group, Inc.:
2.3% 7/16/19	20,041,000	20,338,208
5.6% 10/18/16	5,848,000	6,234,021
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Aon Corp. 5% 9/30/20	$ 1,574,000	$ 1,772,321
Aon PLC 4% 11/27/23	20,880,000	22,292,240
Five Corners Funding Trust 4.419% 11/15/23 (d)	7,020,000	7,531,217
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	11,559,000	11,891,321
Hartford Financial Services Group, Inc. 5.125% 4/15/22	3,318,000	3,780,924
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	5,457,000	6,045,849
6.5% 3/15/35 (d)	4,626,000	5,808,771
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,336,899
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,111,000	6,556,782
Pacific LifeCorp:
5.125% 1/30/43 (d)	7,253,000	8,182,755
6% 2/10/20 (d)	363,000	415,189
Prudential Financial, Inc.:
4.75% 9/17/15	6,617,000	6,735,047
7.375% 6/15/19	1,370,000	1,658,891
Symetra Financial Corp. 6.125% 4/1/16 (d)	3,545,000	3,684,950
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)	9,676,000	10,924,697
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (d)	2,167,000	2,220,939
4.125% 11/1/24 (d)	3,142,000	3,316,368
Unum Group 5.625% 9/15/20	3,364,000	3,850,619
		163,462,690
Real Estate Investment Trusts - 2.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,599,000	1,604,170
4.6% 4/1/22	1,545,000	1,632,620
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,633,862
AvalonBay Communities, Inc. 3.625% 10/1/20	3,128,000	3,312,905
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,169,171
4.25% 1/15/24	5,830,000	6,219,112
DDR Corp.:
3.5% 1/15/21	21,013,000	21,760,159
3.625% 2/1/25	3,555,000	3,547,776
4.625% 7/15/22	3,879,000	4,173,885
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.: - continued
4.75% 4/15/18	$ 4,014,000	$ 4,320,601
7.5% 4/1/17	2,084,000	2,316,510
9.625% 3/15/16	5,150,000	5,554,306
Duke Realty LP:
4.375% 6/15/22	13,137,000	14,108,560
5.5% 3/1/16	3,680,000	3,825,378
5.95% 2/15/17	1,473,000	1,591,275
6.5% 1/15/18	4,735,000	5,319,522
Equity One, Inc.:
3.75% 11/15/22	7,500,000	7,611,383
5.375% 10/15/15	606,000	619,239
6% 9/15/17	3,170,000	3,463,983
6.25% 1/15/17	2,488,000	2,674,570
Federal Realty Investment Trust:
5.9% 4/1/20	1,116,000	1,299,562
6.2% 1/15/17	1,240,000	1,359,189
Government Properties Income Trust 3.75% 8/15/19	7,823,000	8,105,872
Health Care REIT, Inc.:
2.25% 3/15/18	2,380,000	2,411,968
4.7% 9/15/17	946,000	1,016,013
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,786,167
HRPT Properties Trust:
5.75% 11/1/15	1,762,000	1,767,570
6.65% 1/15/18	2,850,000	3,120,103
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,850,080
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (d)	2,500,000	2,516,500
4.5% 4/1/27 (d)	21,852,000	21,472,868
4.95% 4/1/24	2,418,000	2,547,605
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,683,000	1,721,650
5% 12/15/23	1,288,000	1,408,517
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,134,939
WP Carey, Inc.:
4% 2/1/25	8,017,000	8,039,512
4.6% 4/1/24	14,578,000	15,120,899
		178,138,001
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 2.0%
BioMed Realty LP:
2.625% 5/1/19	$ 4,111,000	$ 4,145,051
3.85% 4/15/16	7,386,000	7,565,945
4.25% 7/15/22	2,470,000	2,579,895
6.125% 4/15/20	1,499,000	1,726,254
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,894,000	5,987,314
4.1% 10/1/24	7,694,000	7,825,037
4.55% 10/1/29	7,694,000	7,997,982
4.95% 4/15/18	4,871,000	5,240,831
5.7% 5/1/17	2,297,000	2,473,681
Digital Realty Trust LP 4.5% 7/15/15	2,065,000	2,070,129
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,984,137
4.75% 7/15/20	3,181,000	3,553,463
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,528,644
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,751,353
Liberty Property LP:
3.375% 6/15/23	3,033,000	3,021,241
4.125% 6/15/22	2,690,000	2,814,891
4.75% 10/1/20	4,767,000	5,213,306
5.5% 12/15/16	3,166,000	3,364,771
6.625% 10/1/17	3,452,000	3,847,906
Mack-Cali Realty LP:
2.5% 12/15/17	4,124,000	4,147,833
3.15% 5/15/23	10,776,000	9,755,901
4.5% 4/18/22	11,607,000	11,760,305
Mid-America Apartments LP:
4.3% 10/15/23	1,390,000	1,484,863
5.5% 10/1/15	16,890,000	17,272,288
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,096,810
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,297,524
Regency Centers LP 5.25% 8/1/15	1,981,000	2,009,231
Tanger Properties LP:
3.75% 12/1/24	5,090,000	5,220,238
3.875% 12/1/23	3,062,000	3,195,029
6.125% 6/1/20	4,142,000	4,820,733
Ventas Realty LP:
3.5% 2/1/25	2,171,000	2,179,866
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP: - continued
4.375% 2/1/45	$ 1,297,000	$ 1,310,284
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,187,000	2,336,615
		159,579,351
TOTAL FINANCIALS		1,984,877,268
HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 2.675% 12/15/19	2,238,000	2,289,955
Zimmer Holdings, Inc.:
1.45% 4/1/17	14,363,000	14,394,656
2% 4/1/18	14,795,000	14,911,037
		31,595,648
Health Care Providers & Services - 0.9%
Express Scripts Holding Co. 4.75% 11/15/21	6,771,000	7,618,100
HCA Holdings, Inc.:
3.75% 3/15/19	11,294,000	11,445,791
4.25% 10/15/19	4,510,000	4,634,025
4.75% 5/1/23	360,000	373,500
5.875% 3/15/22	430,000	476,092
6.5% 2/15/20	38,271,000	43,093,146
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,289,351
		70,930,005
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	2,063,320
Pharmaceuticals - 1.1%
AbbVie, Inc. 1.75% 11/6/17	5,901,000	5,920,757
Actavis Funding SCS:
1.85% 3/1/17	27,030,000	27,220,994
2.35% 3/12/18	18,940,000	19,193,247
3% 3/12/20	6,503,000	6,662,102
3.45% 3/15/22	11,300,000	11,573,505
3.8% 3/15/25	8,159,000	8,413,528
Perrigo Finance PLC 3.5% 12/15/21	1,819,000	1,882,165
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	$ 1,998,000	$ 2,002,256
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,181,562
		85,050,116
TOTAL HEALTH CARE		189,639,089
INDUSTRIALS - 0.6%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	557,714	611,701
6.648% 3/15/19	528,502	550,964
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,099,529	1,165,501
8.36% 1/20/19	5,047,058	5,501,294
		7,829,460
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 4.15% 4/1/45	6,607,000	6,873,711
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	3,898,000	3,878,510
3.75% 2/1/22	7,687,000	7,811,091
3.875% 4/1/21	7,380,000	7,601,400
4.25% 9/15/24	6,449,000	6,642,470
4.75% 3/1/20	6,486,000	6,964,343
		32,897,814
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,756,000	3,107,390
TOTAL INDUSTRIALS		50,708,375
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,423,000	1,449,535
6.55% 10/1/17	2,336,000	2,618,474
		4,068,009
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Xerox Corp. 6.4% 3/15/16	$ 2,814,000	$ 2,956,706
TOTAL INFORMATION TECHNOLOGY		7,024,715
MATERIALS - 0.7%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,751,000	5,162,840
4.25% 11/15/20	2,576,000	2,825,787
		7,988,627
Metals & Mining - 0.6%
Anglo American Capital PLC 4.125% 9/27/22 (d)	2,677,000	2,686,517
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	5,096,000	5,372,101
4.25% 7/17/42 (d)	1,577,000	1,505,166
4.5% 8/13/23 (d)	2,595,000	2,788,945
4.5% 8/13/23 (Reg. S)	20,000,000	21,494,760
4.875% 11/4/44 (d)	5,262,000	5,498,243
5.625% 10/18/43 (d)	4,969,000	5,783,896
		45,129,628
TOTAL MATERIALS		53,118,255
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	344,042
CenturyLink, Inc.:
5.15% 6/15/17	445,000	466,138
6% 4/1/17	1,112,000	1,184,280
6.15% 9/15/19	3,031,000	3,288,635
Embarq Corp.:
7.082% 6/1/16	3,986,000	4,227,755
7.995% 6/1/36	37,739,000	45,121,692
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,989,083
4.5% 9/15/20	76,740,000	84,741,910
5.15% 9/15/23	10,000,000	11,464,840
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.1% 4/15/18	$ 16,292,000	$ 18,388,031
6.55% 9/15/43	44,534,000	57,826,464
		248,042,870
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 3.125% 7/16/22	4,003,000	4,071,451
TOTAL TELECOMMUNICATION SERVICES		252,114,321
UTILITIES - 2.5%
Electric Utilities - 1.4%
American Electric Power Co., Inc. 2.95% 12/15/22	2,280,000	2,298,860
American Transmission Systems, Inc. 5% 9/1/44 (d)	2,832,000	3,198,444
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	3,561,000	4,187,683
6.4% 9/15/20 (d)	11,762,000	13,936,253
Edison International 3.75% 9/15/17	2,719,000	2,877,308
FirstEnergy Corp.:
2.75% 3/15/18	13,889,000	14,221,447
4.25% 3/15/23	28,183,000	29,499,146
7.375% 11/15/31	10,199,000	12,952,924
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	13,863,997
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,130,259
3.75% 11/15/20	612,000	647,660
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,254,645
PPL Capital Funding, Inc. 3.4% 6/1/23	3,328,000	3,450,604
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,868,384
		111,387,614
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,735,000	2,939,939
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,647,929
		4,587,868
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
2.5731% 9/30/66 (g)	21,923,000	20,393,893
7.5% 6/30/66 (g)	5,100,000	5,265,750
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
4.45% 12/1/21	$ 2,156,000	$ 2,352,185
5.45% 9/15/20	6,486,000	7,466,320
Puget Energy, Inc.:
6% 9/1/21	8,731,000	10,308,430
6.5% 12/15/20	2,803,000	3,369,624
Sempra Energy:
2.3% 4/1/17	5,425,000	5,532,637
4.05% 12/1/23	21,085,000	22,855,001
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,850,000	3,857,623
		81,401,463
TOTAL UTILITIES		197,376,945
TOTAL NONCONVERTIBLE BONDS (Cost $3,445,080,417)		3,551,456,501
U.S. Government and Government Agency Obligations - 20.1%

U.S. Treasury Inflation-Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	115,850,000	117,393,708
1.375% 2/15/44	62,974,584	74,291,585
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		191,685,293
U.S. Treasury Obligations - 17.7%
U.S. Treasury Bonds 2.5% 2/15/45 (f)	153,457,000	152,138,191
U.S. Treasury Notes:
0.25% 4/15/16	275,374,000	275,201,891
0.375% 4/30/16	192,900,000	192,990,470
1% 2/15/18 (c)	171,613,000	172,283,320
1% 3/15/18	464,765,000	466,399,101
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 2/15/25	$ 115,972,000	$ 116,705,871
2.25% 11/15/24	6,231,000	6,405,275
TOTAL U.S. TREASURY OBLIGATIONS		1,382,124,119
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,561,946,265)		1,573,809,412
U.S. Government Agency - Mortgage Securities - 16.7%

Fannie Mae - 10.0%
1.688% 5/1/34 (g)	1,107,210	1,145,148
1.771% 9/1/33 (g)	495,458	513,830
1.91% 12/1/34 (g)	97,840	102,162
1.91% 3/1/35 (g)	70,867	74,021
2.024% 5/1/33 (g)	16,002	16,835
2.053% 6/1/36 (g)	139,594	149,279
2.177% 7/1/35 (g)	472,592	505,378
2.274% 11/1/36 (g)	1,179,823	1,257,856
2.317% 7/1/35 (g)	127,810	135,922
2.333% 3/1/35 (g)	46,691	49,938
2.371% 8/1/36 (g)	1,919,931	2,053,426
2.389% 7/1/37 (g)	188,071	201,118
2.421% 10/1/33 (g)	67,259	71,928
2.44% 5/1/36 (g)	396,270	423,761
2.5% 5/1/27 to 8/1/43	85,836,812	87,799,081
2.502% 3/1/36 (g)	365,356	390,703
2.596% 5/1/35 (g)	193,921	207,404
2.838% 3/1/36 (g)	617,883	660,845
3% 9/1/42 to 10/1/43	98,063,436	100,428,098
3.5% 12/1/25 to 7/1/44	322,418,370	341,257,100
3.5% 4/1/30 (e)	13,700,000	14,532,193
4% 8/1/40 to 6/1/44	74,835,822	80,605,735
4.5% 8/1/39 to 10/1/42	47,669,313	52,215,142
5% 10/1/21 to 10/1/41	19,165,397	21,250,043
5.5% 10/1/17 to 9/1/41	29,275,214	33,052,793
6% 5/1/15 to 1/1/42	32,708,330	37,535,049
6.5% 6/1/15 to 11/1/16	22,101	22,792
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
7% 8/1/15 to 6/1/32	$ 1,527,310	$ 1,772,973
7.5% 2/1/22 to 11/1/31	1,161,131	1,380,690
8% 6/1/29	661	807
TOTAL FANNIE MAE		779,812,050
Freddie Mac - 2.6%
2.03% 4/1/35 (g)	1,018,248	1,076,928
2.3% 5/1/35 (g)	373,219	398,161
2.373% 1/1/35 (g)	57,650	61,591
3% 11/1/42 to 11/1/44	9,685,965	9,919,525
3.114% 10/1/35 (g)	171,279	183,188
3.5% 4/1/42 to 4/1/43	77,054,499	81,020,688
4% 6/1/24 to 7/1/44	52,830,316	56,714,592
4.5% 7/1/25 to 10/1/41	37,376,943	41,063,488
5% 4/1/38 to 7/1/41	10,324,469	11,567,205
5.5% 8/1/23 to 10/1/39	884,728	996,943
6% 7/1/37 to 8/1/37	1,147,805	1,310,448
6.5% 9/1/39	2,022,288	2,314,146
7.5% 11/1/16 to 6/1/32	527,297	622,835
8% 7/1/25 to 10/1/27	25,027	29,833
8.5% 2/1/19 to 5/1/22	1,840	2,114
TOTAL FREDDIE MAC		207,281,685
Ginnie Mae - 4.1%
3% 2/20/43 to 3/20/45	16,424,586	16,940,553
3% 4/1/45 (e)	42,900,000	44,188,133
3% 4/1/45 (e)	1,800,000	1,854,048
3.5% 1/15/41 to 2/20/45	70,512,106	74,504,459
3.5% 4/1/45 (e)	3,700,000	3,894,828
3.5% 4/1/45 (e)	1,700,000	1,789,516
3.5% 4/1/45 (e)	1,600,000	1,684,250
4% 8/20/40 to 1/20/45	52,294,365	56,410,015
4% 4/1/45 (e)	7,000,000	7,458,282
4% 4/1/45 (e)	8,700,000	9,269,579
4% 4/1/45 (e)	11,600,000	12,359,438
4.5% 5/15/39 to 5/20/41	60,715,795	66,722,755
5% 3/15/39 to 9/15/41	9,834,244	11,121,313
5.5% 11/20/33 to 12/15/38	7,000,272	7,968,992
7% 6/15/24 to 9/15/32	2,926,922	3,464,443
7.5% 3/15/22 to 8/15/28	712,514	831,154
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8% 4/15/24 to 12/15/25	$ 62,652	$ 73,390
8.5% 8/15/29 to 11/15/31	99,354	122,546
TOTAL GINNIE MAE		320,657,694
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,287,405,656)		1,307,751,429
Asset-Backed Securities - 1.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.641% 4/25/35 (g)	431,966	383,054
Airspeed Ltd. Series 2007-1A Class C1, 2.6745% 6/15/32 (d)(g)	3,875,742	2,131,658
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.221% 12/25/33 (g)	33,378	30,673
Series 2004-R2 Class M3, 0.996% 4/25/34 (g)	58,421	40,613
Series 2005-R2 Class M1, 0.6238% 4/25/35 (g)	77,329	77,278
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.951% 3/25/34 (g)	31,145	29,004
Series 2006-W4 Class A2C, 0.3338% 5/25/36 (g)	762,477	265,224
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	3,022,000	3,032,033
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3138% 12/25/36 (g)	1,172,000	790,523
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4238% 3/25/32 (MGIC Investment Corp. Insured) (g)	16,339	14,352
Series 2004-3 Class M4, 1.6288% 4/25/34 (g)	48,411	41,230
Series 2004-4 Class M2, 0.9688% 6/25/34 (g)	73,471	66,021
Series 2004-7 Class AF5, 5.868% 1/25/35	2,223,497	2,282,940
Fannie Mae Series 2004-T5 Class AB3, 0.9979% 5/28/35 (g)	25,289	23,645
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3433% 8/25/34 (g)	189,000	175,447
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9988% 3/25/34 (g)	6,324	5,817
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	8,969,000	8,964,004
Fremont Home Loan Trust Series 2005-A Class M4, 1.1938% 1/25/35 (g)	225,345	148,406
Asset-Backed Securities - continued
	Principal Amount	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6416% 2/25/47 (d)(g)	$ 869,135	$ 747,437
GE Business Loan Trust Series 2003-1 Class A, 0.6045% 4/15/31 (d)(g)	27,429	26,420
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (d)	6,696,000	6,704,370
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4938% 8/25/33 (g)	624,277	585,185
Series 2003-3 Class M1, 1.4638% 8/25/33 (g)	312,893	299,385
Series 2003-5 Class A2, 0.8738% 12/25/33 (g)	21,396	20,316
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3638% 1/25/37 (g)	805,000	519,615
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2983% 11/25/36 (g)	365,409	362,110
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5986% 12/27/29 (g)	127,371	126,829
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.2988% 7/25/33 (g)	2,594,092	2,431,862
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1488% 7/25/34 (g)	37,408	34,034
Series 2006-FM1 Class A2B, 0.281% 4/25/37 (g)	269,406	250,252
Series 2006-OPT1 Class A1A, 0.6938% 6/25/35 (g)	584,803	561,313
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8538% 8/25/34 (g)	37,283	33,914
Series 2004-NC6 Class M3, 2.3488% 7/25/34 (g)	132,410	115,717
Series 2005-NC1 Class M1, 0.8338% 1/25/35 (g)	218,114	203,350
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6838% 9/25/35 (g)	928,000	825,102
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0488% 9/25/34 (g)	346,000	322,443
Class M4, 2.3488% 9/25/34 (g)	444,000	236,698
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9738% 4/25/33 (g)	3,323	3,052
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	7,909,000	7,973,522
Series 2014-1 Class D, 2.91% 4/15/20	7,746,000	7,827,658
Series 2014-4:
Class C, 2.6% 11/16/20	4,282,000	4,319,968
Class D, 3.1% 11/16/20	7,371,000	7,423,437
Series 2015-1 Class A3, 1.27% 2/15/19	19,806,000	19,845,850
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2206% 6/15/33 (g)	472,504	455,519
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (d)	10,776,753	10,803,285
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8988% 9/25/34 (g)	$ 29,250	$ 25,198
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0338% 9/25/34 (g)	18,730	16,194
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (d)	5,045,961	5,016,654
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (d)	6,759,546	6,719,598
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (d)	8,048,614	8,049,938
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (d)	8,095,530	8,102,203
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (d)	28,791,461	28,806,893
TOTAL ASSET-BACKED SECURITIES (Cost $149,867,715)		148,297,243
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.1%
Granite Master Issuer PLC floater:
Series 2006-4 Class M1, 0.516% 12/20/54 (g)	515,000	502,640
Series 2007-1:
Class 1M1, 0.476% 12/20/54 (g)	785,000	763,413
Class 2M1, 0.676% 12/20/54 (g)	4,428,000	4,349,182
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7066% 1/20/44 (g)	279,947	287,719
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3838% 5/25/47 (g)	283,527	265,321
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3438% 2/25/37 (g)	459,886	420,260
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4638% 7/25/35 (g)	1,877,803	1,770,517
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5215% 6/10/35 (d)(g)	144,407	134,253
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (g)	15,823	15,516
TOTAL PRIVATE SPONSOR		8,508,821
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	$ 1,663,825	$ 1,809,413
Series 1999-57 Class PH, 6.5% 12/25/29	1,343,724	1,559,756
TOTAL U.S. GOVERNMENT AGENCY		3,369,169
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,155,725)		11,877,990
Commercial Mortgage Securities - 7.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5664% 2/14/43 (g)(h)	1,450,108	24,195
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	12,918,893	13,471,964
Series 2006-5 Class A2, 5.317% 9/10/47	400,792	400,316
Series 2007-2 Class A4, 5.5865% 4/10/49 (g)	3,902,000	4,131,601
Series 2007-3 Class A3, 5.5765% 6/10/49 (g)	5,691,655	5,708,696
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.4488% 12/25/33 (d)(g)	22,174	20,017
Series 2005-3A:
Class A2, 0.5738% 11/25/35 (d)(g)	152,339	137,086
Class M2, 0.6638% 11/25/35 (d)(g)	33,224	25,913
Class M3, 0.6838% 11/25/35 (d)(g)	29,779	22,630
Class M4, 0.7738% 11/25/35 (d)(g)	37,162	27,856
Series 2005-4A:
Class A2, 0.5638% 1/25/36 (d)(g)	541,173	480,138
Class B1, 1.5738% 1/25/36 (d)(g)	21,186	12,201
Class M1, 0.6238% 1/25/36 (d)(g)	174,674	138,343
Class M2, 0.6438% 1/25/36 (d)(g)	52,244	40,540
Class M3, 0.6738% 1/25/36 (d)(g)	76,519	57,053
Class M4, 0.7838% 1/25/36 (d)(g)	39,843	29,019
Class M5, 0.8238% 1/25/36 (d)(g)	39,843	27,906
Class M6, 0.8738% 1/25/36 (d)(g)	42,481	28,678
Series 2006-1:
Class A2, 0.5338% 4/25/36 (d)(g)	86,905	76,866
Class M6, 0.8138% 4/25/36 (d)(g)	29,252	19,869
Series 2006-2A:
Class M1, 0.4838% 7/25/36 (d)(g)	77,837	59,294
Class M2, 0.5038% 7/25/36 (d)(g)	54,860	40,746
Class M3, 0.5238% 7/25/36 (d)(g)	43,083	30,455
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A:
Class M4, 0.5938% 7/25/36 (d)(g)	$ 29,010	$ 19,375
Class M5, 0.6438% 7/25/36 (d)(g)	35,616	22,057
Series 2006-3A Class M4, 0.6038% 10/25/36 (d)(g)	26,410	2,623
Series 2006-4A:
Class A2, 0.4438% 12/25/36 (d)(g)	1,265,923	1,104,077
Class M1, 0.4638% 12/25/36 (d)(g)	91,417	69,337
Class M2, 0.4838% 12/25/36 (d)(g)	58,030	37,329
Class M3, 0.5138% 12/25/36 (d)(g)	58,825	32,258
Series 2007-1 Class A2, 0.4438% 3/25/37 (d)(g)	236,179	198,684
Series 2007-2A:
Class A1, 0.4438% 7/25/37 (d)(g)	1,008,084	876,485
Class A2, 0.4938% 7/25/37 (d)(g)	944,336	809,479
Class M1, 0.5438% 7/25/37 (d)(g)	316,039	236,403
Class M2, 0.5838% 7/25/37 (d)(g)	121,554	76,660
Class M3, 0.6638% 7/25/37 (d)(g)	91,838	35,778
Series 2007-3:
Class A2, 0.4638% 7/25/37 (d)(g)	347,707	288,506
Class M1, 0.4838% 7/25/37 (d)(g)	181,962	139,864
Class M2, 0.5138% 7/25/37 (d)(g)	193,038	123,600
Class M3, 0.5438% 7/25/37 (d)(g)	316,061	138,515
Class M4, 0.6738% 7/25/37 (d)(g)	495,650	152,304
Class M5, 0.7738% 7/25/37 (d)(g)	230,100	39,509
Series 2007-4A:
Class M1, 1.1183% 9/25/37 (d)(g)	93,556	18,834
Class M2, 1.2183% 9/25/37 (d)(g)	16,167	4,328
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class A4, 5.537% 10/12/41	4,118,425	4,320,113
C-BASS Trust floater Series 2006-SC1 Class A, 0.441% 5/25/36 (d)(g)	234,325	221,597
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.172% 12/15/27 (d)(g)	3,067,000	3,071,239
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	7,136,842	7,457,551
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.0245% 4/15/17 (d)(g)	82,454	82,470
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A3, 5.311% 12/15/39	32,136,658	33,551,924
Series 2007-C3 Class A4, 5.7041% 6/15/39 (g)	18,341,771	19,623,879
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	10,000,000	10,739,680
Commercial Mortgage Securities - continued
	Principal Amount	Value
CSMC Series 2015-TOWN:
Class B, 2.093% 3/15/17 (d)(g)	$ 1,452,000	$ 1,452,000
Class C, 2.443% 3/15/17 (d)(g)	1,415,000	1,415,000
Class D, 3.393% 3/15/17 (d)(g)	2,141,000	2,141,000
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (d)	7,520,000	7,698,517
Class CFX, 3.3822% 12/15/19 (d)	6,312,000	6,352,071
Class DFX, 3.3822% 12/15/19 (d)	5,350,000	5,315,392
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	24,598,449	26,011,040
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	30,887,678	32,592,616
Series 2006-GG7 Class A4, 5.7847% 7/10/38 (g)	7,055,897	7,313,021
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.5528% 4/10/38 (g)	7,728,000	7,853,248
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,745,383	2,901,886
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	1,550,000	1,582,484
Class DFX, 4.4065% 11/5/30 (d)	14,762,000	15,116,750
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4545% 11/15/18 (d)(g)	63,601	62,954
Class F, 0.5045% 11/15/18 (d)(g)	163,317	158,789
Class G, 0.5345% 11/15/18 (d)(g)	141,898	136,925
Class H, 0.6745% 11/15/18 (d)(g)	108,791	104,311
Series 2014-BXH:
Class C, 1.8245% 4/15/27 (d)(g)	2,472,000	2,469,026
Class D, 2.4245% 4/15/27 (d)(g)	5,271,000	5,255,055
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	2,705,201	2,804,298
Series 2006-CB17 Class A4, 5.429% 12/12/43	5,149,522	5,403,409
Series 2007-CB18 Class A4, 5.44% 6/12/47	18,743,844	19,793,668
Series 2007-LD11 Class A4, 5.7753% 6/15/49 (g)	87,242,206	93,288,004
Series 2006-LDP7 Class A4, 5.841% 4/15/45 (g)	2,856,000	2,951,102
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8997% 7/15/44 (g)	4,440,000	4,793,548
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	11,064,128	11,765,583
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 5.8374% 6/12/50 (g)	4,610,000	4,959,788
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (g)	$ 2,443,235	$ 2,567,557
Series 2007-5 Class A4, 5.378% 8/12/48	17,718,290	18,725,912
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	11,060,000	11,834,266
Series 2007-7 Class A4, 5.7355% 6/12/50 (g)	1,113,000	1,200,222
Series 2007-7 Class B, 5.747% 6/12/50 (g)	1,365,000	51,065
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.362% 10/15/20 (d)(g)	434,000	428,891
Class E, 0.422% 10/15/20 (d)(g)	542,000	533,892
Class F, 0.472% 10/15/20 (d)(g)	326,000	319,895
Class G, 0.512% 10/15/20 (d)(g)	402,000	391,350
Class H, 0.602% 10/15/20 (d)(g)	253,000	241,237
Class J, 0.752% 10/15/20 (d)(g)	146,169	132,065
Series 2007-HQ12 Class A4, 5.6976% 4/12/49 (g)	4,350,000	4,345,367
Series 2007-IQ14:
Class A4, 5.6859% 4/15/49	6,827,000	7,321,084
Class B, 5.7403% 4/15/49 (g)	3,845,000	328,082
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	4,369,409	1,440,219
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5365% 9/15/21 (d)(g)	117,052	115,353
Class J, 0.7765% 9/15/21 (d)(g)	257,000	243,990
Series 2007-WHL8 Class F, 0.6545% 6/15/20 (d)(g)	1,931,000	1,916,757
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	52,370,182	55,684,759
Series 2007-C31:
Class A4, 5.509% 4/15/47	36,310,000	38,282,214
Class A5, 5.5% 4/15/47	6,261,000	6,732,197
Series 2007-C33 Class A4, 5.9418% 2/15/51 (g)	34,819,600	37,139,177
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	5,016,935
Series 2007-C31 Class C, 5.6742% 4/15/47 (g)	4,335,000	4,270,742
Series 2007-C31A Class A2, 5.421% 4/15/47	212,559	212,376
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $597,343,523)		579,672,929
Municipal Securities - 3.4%
	Principal Amount	Value
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	$ 1,400,000	$ 1,408,736
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,130,000	1,701,690
7.3% 10/1/39	9,490,000	14,173,884
7.55% 4/1/39	34,995,000	54,839,965
7.6% 11/1/40	1,975,000	3,109,559
7.625% 3/1/40	33,065,000	51,537,424
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,575,000	1,873,148
Series 2012 B, 5.432% 1/1/42	5,545,000	5,109,551
6.314% 1/1/44	36,730,000	37,696,734
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	830,000	867,217
5.1% 6/1/33	42,940,000	43,433,810
Series 2010-1, 6.63% 2/1/35	7,840,000	8,952,731
Series 2010-3:
6.725% 4/1/35	10,570,000	12,038,173
7.35% 7/1/35	3,225,000	3,852,650
Series 2011:
5.365% 3/1/17	250,000	267,923
5.665% 3/1/18	4,845,000	5,304,742
5.877% 3/1/19	10,075,000	11,241,282
Series 2013:
1.84% 12/1/16	5,060,000	5,109,487
3.6% 12/1/19	4,360,000	4,456,138
TOTAL MUNICIPAL SECURITIES (Cost $262,750,920)		266,974,844
Foreign Government and Government Agency Obligations - 0.7%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (d)	7,090,000	7,116,588
5.75% 9/26/23 (d)	6,488,000	6,683,938
United Mexican States 3.5% 1/21/21	40,137,000	41,782,617
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $54,051,378)		55,583,143
Bank Notes - 0.4%
	Principal Amount	Value
Discover Bank (Delaware) 3.2% 8/9/21	$ 11,512,000	$ 11,628,732
KeyBank NA 2.25% 3/16/20	20,000,000	20,138,040
TOTAL BANK NOTES (Cost $31,453,666)		31,766,772
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $173,495,885)	173,495,885	173,495,885
Cash Equivalents - 2.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/31/15 due 4/1/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $167,026,000)	$ 167,026,696	167,026,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $7,741,577,150)		7,867,712,148
NET OTHER ASSETS (LIABILITIES) - (0.6)% (i)		(44,901,445)
NET ASSETS - 100%		$ 7,822,810,703
TBA Sale Commitments
	Principal Amount
Ginnie Mae
3% 4/1/45	$ (9,200,000)	$ (9,476,241)
3% 4/1/45	(1,800,000)	(1,854,048)
3% 4/1/45	(1,800,000)	(1,854,048)
3% 4/1/45	(1,800,000)	(1,854,048)
TOTAL TBA SALE COMMITMENTS (Proceeds $15,012,383)		$ (15,038,385)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	$ 8,098	$ (1,116)	$ 0	$ (1,116)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	106,929	(19,263)	0	(19,263)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	150,537	(23,487)	0	(23,487)
TOTAL CREDIT DEFAULT SWAPS						$ (43,866)	$ 0	$ (43,866)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $613,092,999 or 7.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $304,362.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Includes cash collateral of $100 from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$167,026,000 due 4/01/15 at 0.15%
Commerz Markets LLC	$ 42,379,528
J.P. Morgan Securities, Inc.	57,351,210
Merrill Lynch, Pierce, Fenner & Smith, Inc.	67,295,262
$ 167,026,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 262,923
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,551,456,501	$ -	$ 3,551,456,501	$ -
U.S. Government and Government Agency Obligations	1,573,809,412	-	1,573,809,412	-
U.S. Government Agency - Mortgage Securities	1,307,751,429	-	1,307,751,429	-
Asset-Backed Securities	148,297,243	-	148,297,243	-
Collateralized Mortgage Obligations	11,877,990	-	11,877,990	-
Commercial Mortgage Securities	579,672,929	-	578,100,645	1,572,284
Municipal Securities	266,974,844	-	266,974,844	-
Foreign Government and Government Agency Obligations	55,583,143	-	55,583,143	-
Bank Notes	31,766,772	-	31,766,772	-
Money Market Funds	173,495,885	173,495,885	-	-
Cash Equivalents	167,026,000	-	167,026,000	-
Total Investments in Securities:	$ 7,867,712,148	$ 173,495,885	$ 7,692,643,979	$ 1,572,284
Derivative Instruments:
Liabilities
Swaps	$ (43,866)	$ -	$ (43,866)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (15,038,385)	$ -	$ (15,038,385)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (43,866)
Total Value of Derivatives	$ -	$ (43,866)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.3%
United Kingdom	3.7%
Mexico	2.5%
Netherlands	1.7%
Japan	1.2%
Luxembourg	1.1%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (including securities loaned of $163,636,678 and repurchase agreements of $167,026,000) - See accompanying schedule: Unaffiliated issuers (cost $7,568,081,265)	$ 7,694,216,263
Fidelity Central Funds (cost $173,495,885)	173,495,885
Total Investments (cost $7,741,577,150)		$ 7,867,712,148
Cash		9
Receivable for investments sold		239,545,979
Receivable for TBA sale commitments		15,012,383
Receivable for fund shares sold		15,911,745
Interest receivable		43,491,838
Distributions receivable from Fidelity Central Funds		20,837
Total assets		8,181,694,939

Liabilities
Payable for investments purchased Regular delivery	$ 77,260,801
Delayed delivery	96,370,332
TBA sale commitments, at value	15,038,385
Payable for swaps	17,361
Payable for fund shares redeemed	3,095,807
Distributions payable	134
Bi-lateral OTC swaps, at value	43,866
Other payables and accrued expenses	31,450
Collateral on securities loaned, at value	167,026,100
Total liabilities		358,884,236

Net Assets		$ 7,822,810,703
Net Assets consist of:
Paid in capital		$ 7,696,745,573
Net unrealized appreciation (depreciation) on investments		126,065,130
Net Assets, for 71,748,803 shares outstanding		$ 7,822,810,703
Net Asset Value, offering price and redemption price per share ($7,822,810,703 ÷ 71,748,803 shares)		$ 109.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2015

Investment Income
Interest		$ 110,122,616
Income from Fidelity Central Funds		262,923
Total income		110,385,539

Expenses
Custodian fees and expenses	$ 62,243
Independent directors' compensation	15,990
Total expenses before reductions	78,233
Expense reductions	(23,420)	54,813
Net investment income (loss)		110,330,726
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,420,489
Futures contracts	1,026,239
Swaps	(3,206,629)
Total net realized gain (loss)		105,240,099
Change in net unrealized appreciation (depreciation) on: Investment securities	27,374,367
Swaps	2,977,692
Delayed delivery commitments	835,869
Total change in net unrealized appreciation (depreciation)		31,187,928
Net gain (loss)		136,428,027
Net increase (decrease) in net assets resulting from operations		$ 246,758,753

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 110,330,726	$ 202,438,403
Net realized gain (loss)	105,240,099	33,955,482
Change in net unrealized appreciation (depreciation)	31,187,928	76,771,492
Net increase (decrease) in net assets resulting from operations	246,758,753	313,165,377
Distributions to partners from net investment income	(108,127,761)	(193,947,566)
Affiliated share transactions Proceeds from sales of shares	516,423,379	1,132,940,163
Reinvestment of distributions	108,126,981	193,946,166
Cost of shares redeemed	(607,171,426)	(685,456,190)
Net increase (decrease) in net assets resulting from share transactions	17,378,934	641,430,139
Total increase (decrease) in net assets	156,009,926	760,647,950

Net Assets
Beginning of period	7,666,800,777	6,906,152,827
End of period	$ 7,822,810,703	$ 7,666,800,777
Other Affiliated Information Shares
Sold	4,767,763	10,652,240
Issued in reinvestment of distributions	995,095	1,817,607
Redeemed	(5,612,368)	(6,413,854)
Net increase (decrease)	150,490	6,055,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 107.08	$ 105.37	$ 109.14	$ 104.84	$ 101.49	$ 94.59
Income from Investment Operations
Net investment income (loss)D	1.587	2.918	2.588	2.994	3.367	3.768
Net realized and unrealized gain (loss)	1.919	1.591	(3.850)	4.299	3.177	6.758
Total from investment operations	3.506	4.509	(1.262)	7.293	6.544	10.526
Distributions to partners from net investment income	(1.556)	(2.799)	(2.508)	(2.993)	(3.194)	(3.626)
Net asset value, end of period	$ 109.03	$ 107.08	$ 105.37	$ 109.14	$ 104.84	$ 101.49
Total ReturnB, C	3.29%	4.32%	(1.18)%	7.06%	6.58%	11.34%
Ratios to Average Net Assets E, H
Expenses before reductionsG	-%A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	-%A	-%	-%	-%	-%	-%
Expenses net of all reductionsG	-%A	-%	-%	-%	-%	-%
Net investment income (loss)	2.94%A	2.74%	2.41%	2.81%	3.30%	3.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,822,811	$ 7,666,801	$ 6,906,153	$ 5,968,582	$ 5,081,265	$ 4,519,180
Portfolio turnover rateF	481%A	341%	321%	344%	424%	230%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended March 31, 2015

1. Organization.

Fidelity® Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions,

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Investment Valuation - continued

attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 182,013,153
Gross unrealized depreciation	(51,924,296)
Net unrealized appreciation (depreciation) on securities	$ 130,088,857

Tax Cost	$ 7,737,623,291

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments."

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (3,206,629)	$ 2,977,692
Interest Rate Risk
Futures Contracts	$ 1,026,239	$ -
Totals (a)	$ (2,180,390)	$ 2,977,692

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

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4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded

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4. Derivative Instruments - continued

Credit Default Swaps - continued

credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,137,405,812 and $820,665,460, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

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7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $939,615.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $15,990.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,430.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

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Notes to Financial Statements - continued

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Investment Grade Bond Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Investment Grade Bond Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of March 31, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2015 and for the year ended September 30, 2014, and the financial highlights for the six months ended March 31, 2015 and for each of the five years in the period ended September 30, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Central Fund as of March 31, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2015 and for the year ended September 30, 2014, and the financial highlights for the six months ended March 31, 2015 and for each of the five years in the period ended September 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 22, 2015

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2015